Equity	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Equity
Share capital
At December 31, 2020, the authorized share capital of FCA was forty million Euro (€40,000,000), divided into two billion (2,000,000,000) FCA common shares, nominal value of one Euro cent (€0.01) per share and two billion (2,000,000,000) special voting shares, nominal value of one Euro cent (€0.01) per share.
At December 31, 2020, fully paid-up share capital of FCA amounted to €20 million (€20 million at December 31, 2019) and consisted of 1,574,714,499 common shares and of 449,618,514 special voting shares, all with a par value of €0.01 each (1,567,519,274 common shares and 408,941,767 special voting shares, all with a par value of €0.01 each at December 31, 2019).
On March 2, 2020 a total of 73,606,222 FCA Special Voting Shares were delivered to Exor N.V. as a result of an equivalent number of Common Shares being registered in the Loyalty Register for an uninterrupted period of three years in accordance with clause 5.1 of the Special Voting Shares Terms and Conditions. The related Common Shares became Qualifying Common Shares. Of the shares delivered, 32,937,489 were Special Voting Shares held by the Company and 40,668,733 were additional Special Voting Shares issued. On November 13, 2020, an additional 8,014 special voting shares were issued as a result of an equivalent number of Common Shares being registered in the Loyalty Register for an uninterrupted period of three years in accordance with clause 5.1 of the Special Voting Shares Terms and Conditions.
The following table summarizes the changes in the number of outstanding common shares and special voting shares of FCA during the year ended December 31, 2020:

	Common Shares	Special Voting Shares	Total
Balance at January 1, 2020	1,567,519,274	408,941,767	1,976,461,041
Shares issued to Key management	7,195,225	—	7,195,225
Shares registered in the Loyalty Register	—	40,676,747	40,676,747
Balance at December 31, 2020	1,574,714,499	449,618,514	2,024,333,013
Long Term Incentive Plans
On October 29, 2014, the Board of Directors of FCA (“Board of Directors”) resolved to authorize the issuance of up to a maximum of 90 million common shares under the equity incentive plan and the long-term incentive program which had been adopted before the closing of the 2014 Merger and under which equity awards can be granted to eligible individuals. Any issuance of shares during the period from 2014 to 2018 are subject to the satisfaction of certain performance/retention requirements and any issuances to directors are subject to FCA shareholders' approval (refer to Note 18, Share-based compensation).
On December 19, 2018, the Board of Directors resolved to allocate up to a maximum of 50 million common shares under the 2019 - 2021 LTIP (refer to Note 18, Share-based compensation), under which equity awards can be granted to eligible individuals. Any issuance of shares during the period from 2019 to 2021 is subject to the satisfaction of certain performance and retention requirements and any issuances to directors are subject to FCA shareholders' approval (refer to Note 18, Share-based compensation).
Pursuant to the Articles of Association, the Board of Directors is irrevocably authorized to issue shares (common and special voting shares) and to grant rights to subscribe for shares in the capital of the Company. This authorization is up to a maximum aggregate amount of shares as set out in the Articles of Association, as amended from time to time, and limits or excludes the right of pre-emption with respect to common shares. The Board of Directors' authorization was for a period of five years from October 12, 2014 and expired on October 11, 2019.
On April 12, 2019, the FCA Annual General Meeting of Shareholders (“AGM”) resolved to authorize, under certain conditions, the Board of Directors to issue common and special voting shares, to grant rights to subscribe for common and special voting shares, and to limit or exclude pre-emptive rights for common shares. This authorization is for a period of eighteen months up to and including October 11, 2020, starting from the date on which the current authorization expired, October 12, 2019.
Furthermore, the AGM renewed the existing authorization of the Board of Directors, for a period of eighteen months from the date of the AGM, to repurchase up to a maximum of 10 percent of the Company’s common shares issued as of the date of the AGM. Pursuant to the authorization, which does not entail any obligation for the Company but is designed to provide additional flexibility, the Board of Directors may repurchase common shares in compliance with applicable regulations, subject to certain maximum and minimum price thresholds.
Other reserves:
Other reserves comprised the following:
•legal reserves of €13,598 million at December 31, 2020 (€14,206 million at December 31, 2019) determined in accordance with Dutch law and primarily relating to development expenditures capitalized by subsidiaries and their earnings, subject to certain restrictions on distributions to FCA;
•capital reserves of €6,094 million at December 31, 2020 (€6,034 million at December 31, 2019);
•retained earnings, after the separation of the legal reserve, of positive €8,051 million (positive €2,286 million at December 31, 2019); and
•profit attributable to owners of the parent of €29 million for the year ended December 31, 2020 (€6,622 million for the year ended December 31, 2019).
Other comprehensive income
Other comprehensive income was as follows:

	Years ended December 31,
	2020	2019	2018
	(€ million)
Items that will not be reclassified to the Consolidated Income Statement in subsequent periods:
(Losses)/gains on remeasurement of defined benefit plans	€(110)	€(63)	€317
Losses on debt instruments measured at FVOCI	(1)	—	—
Share of gains/(losses) on remeasurement of defined benefit plans for equity method investees	—	(5)	—
Gains/(losses) on equity instruments measured at fair value through other comprehensive income	(5)	6	(4)
Items relating to discontinued operations	—	(9)	1
Total Items that will not be reclassified to the Consolidated Income Statement (B1)	(116)	(71)	314

Items that may be reclassified to the Consolidated Income Statement in subsequent periods:
Gains/(Losses) on net investment hedging instruments	—	—	—
Gains/(losses) on cash flow hedging instruments arising during the period	121	(269)	99
Gains/(losses) on cash flow hedging instruments reclassified to the Consolidated Income Statement	(143)	78	(108)
Total Gains/(losses) on cash flow hedging instruments	(22)	(191)	(9)
Foreign exchange gains/(losses)	(2,696)	268	126
Share of Other comprehensive income/(loss) for equity method investees arising during the period	(81)	(16)	(77)
Share of Other comprehensive income/(loss) for equity method investees reclassified to the Consolidated Income Statement	(23)	1	(26)
Total Share of Other comprehensive (loss)/income for equity method investees	(104)	(15)	(103)
Items relating to discontinued operations	—	9	(91)
Total Items that may be reclassified to the Consolidated Income Statement (B2)	(2,822)	71	(77)

Total Other comprehensive income (B1)+(B2)=(B)	(2,938)	—	237
Tax effect	28	57	(82)
Tax effect - discontinued operations	—	—	1
Total Other comprehensive income, net of tax	€(2,910)	€57	€156
Gains and losses arising from the remeasurement of defined benefit plans primarily include actuarial gains and losses arising during the period, the return on plan assets (net of interest income recognized in the Consolidated Income Statement) and any changes in the effect of the asset ceiling. These gains and losses are offset against the related defined benefit plan's net liabilities or assets (Note 19, Employee benefits liabilities).
The following table summarizes the tax effect relating to Other comprehensive income:

	Years ended December 31,
	2020			2019			2018
	Pre-tax balance	Tax income/ (expense)	Net balance	Pre-tax balance	Tax income/ (expense)	Net balance	Pre-tax balance	Tax income/ (expense)	Net balance
	(€ million)
(Losses)/gains on remeasurement of defined benefit plans	€(110)	€21	€(89)	€(63)	€7	€(56)	€317	€(76)	€241
Losses on debt instruments measured at FVOCI	(1)	—	(1)	—	—	—	—	—	—
Gains/(Losses) on cash flow hedging instruments	(22)	7	(15)	(191)	50	(141)	(9)	(6)	(15)
Gains/(losses) on equity instruments measured at fair value through other comprehensive income	(5)	—	(5)	6	—	6	(4)	—	(4)
Foreign exchange (losses)/gains	(2,696)	—	(2,696)	268	—	268	126	—	126
Share of Other comprehensive income/(loss) for equity method investees	(104)	—	(104)	(20)	—	(20)	(103)	—	(103)
Items relating to discontinued operations	—	—	—	—	—	—	(90)	1	(89)
Total Other comprehensive income	€(2,938)	€28	€(2,910)	€—	€57	€57	€237	€(81)	€156
Policies and processes for managing capital
The objectives identified by the FCA Group for managing capital were to create value for shareholders as a whole, safeguard business continuity and support the growth of the FCA Group. As a result, the FCA Group endeavored to maintain an adequate level of capital that, at the same time, enables it to obtain a satisfactory economic return for its shareholders and guarantee economic access to external sources of funds, including by means of achieving an adequate credit rating.
The FCA Group constantly monitored the ratio between debt and equity, particularly the level of net debt and the generation of cash from its industrial activities. In order to reach these objectives, the FCA Group continued to aim for improvement in the profitability of its operations. Furthermore, the FCA Group could sell part of its assets to reduce the level of its debt, while the Board of Directors may make proposals to FCA shareholders at a general meeting of FCA shareholders to reduce or increase share capital or, where permitted by law, to distribute reserves. The FCA Group may also make purchases of treasury shares, without exceeding the limits authorized at a general meeting of FCA shareholders, under the same logic of creating value, compatible with the objectives of achieving financial equilibrium and an improvement in the FCA Group's rating.
Dividends proposed, declared and paid
In accordance with the combination agreement, on January 4, 2021, FCA declared a conditional special cash distribution of €1.84 per common share corresponding to a total distribution of approximately €2.9 billion, payable to holders of FCA common shares of record as of the close of business on Friday, January 15, 2021. The cash distribution was paid on January 29, 2021.
In addition, the combination agreement contemplated that the Board of Directors would review a potential cash distribution of €1 billion following completion of the merger. On March 2, 2021, the Board of Directors resolved to propose to the AGM the approval of a special cash distribution of €0.32 per common share corresponding to a total distribution of approximately €1 billion. The distribution will be subject to approval by the AGM, which is scheduled to be held on April 15, 2021.
The FCA Board of Directors intended to recommend to the Annual General Meeting of Shareholders an annual ordinary dividend distribution to holders of FCA common shares of €0.70 per common share. On May 13, 2020, the board of directors of Fiat Chrysler Automobiles N.V. announced the decision to not distribute an ordinary dividend in 2020 related to financial year 2019, in light of the impact from the COVID-19 crisis.
The FCA loyalty voting structure
The purpose of the loyalty voting structure is to reward long-term ownership of FCA common shares and to promote stability of the FCA shareholder base by granting long-term FCA shareholders with special voting shares to which one voting right is attached in addition to the one granted by each FCA common share that they hold. In connection with the 2014 Merger, FCA issued 449,618,514 special voting shares with a nominal value of €0.01 each to those eligible shareholders of Fiat S.p.A. who had elected to participate in the loyalty voting structure upon completion of the 2014 Merger in addition to FCA common shares. In addition, an FCA shareholder may, at any time, elect to participate in the loyalty voting structure by requesting that FCA register all or some of the number of FCA common shares held by such an FCA shareholder in the Loyalty Register. Only a minimal dividend accrues to the special voting shares, which is allocated to a separate special dividend reserve, and they shall not carry any entitlement to any other reserve of FCA. Having only immaterial economic entitlements, the special voting shares do not impact earnings per share.